Pay vs Performance Disclosure	12 Months Ended
	Apr. 30, 2024 USD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for first PEO[1]	Summary Compensation Table Total for second PEO[1]	Compensation Actually Paid to first PEO[2]	Compensation Actually Paid to second PEO[2]	Average Summary Compensation Total for Non-PEO NEOs[3]	Average Compensation Actually Paid to Non-PEO NEOs[4]	Total Share-holder Return[5]	S&P Household Durables Total Share-holder Return[6]	Net Income (thou-sands)[7]	Adjusted EBITDA (thou-sands)[8]
2024	$6,780,834	n/a	$11,949,558	n/a	$2,038,803	$2,846,447	79.10%	145.40%	$116,216	$252,773
2023	$4,563,670	n/a	$5,133,276	n/a	$1,341,924	$1,517,618	(1.70)%	84.60%	$93,723	$240,379
2022	$2,250,867	n/a	$(43,926)	n/a	$810,123	$113,734	(8.90)%	49.90%	$(29,722)	$137,957
2021	$2,942,333	$4,076,674	$4,183,505	$(110,210)	$1,078,893	$1,341,850	93.50%	96.70%	$61,193	$226,504

Named Executive Officers, Footnote
During fiscal 2021, two individuals served as the Company’s Principal Executive Officer (“PEO”). The first PEO included in the table for 2024, 2023, 2022 and 2021 is Mr. Culbreth. The second PEO is S. Cary Dunston for 2021. Mr. Culbreth succeeded Mr. Dunston when he retired as the Company’s PEO on July 9, 2020. Mr. Culbreth served as the Company’s Senior Vice President and Chief Financial Officer until Mr. Dunston’s retirement.
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Culbreth (for 2024, 2023, 2022 and 2021) and Mr. Dunston (for 2021) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs for the applicable years were as follows: fiscal 2024 - Mr. Joachimczyk, Mr. Adams, Mr. Medlin, and Ms. Coldiron; fiscal 2023 and 2022 - Mr. Joachimczyk, Mr. Adams, and Teresa M. May; and 2021 - Mr. Joachimczyk, Mr. Adams, Teresa M. May, and R. Perry Campbell.

Peer Group Issuers, Footnote	Represents the S&P Household Durables TSR.
Adjustment To PEO Compensation, Footnote
The dollar amounts reported represent the amount of CAP to the first PEO (for 2024, 2023, 2022 and 2021) and the second PEO (for 2021), as computed in accordance with SEC rules. See CAP Reconciliation Table below for information on adjustments made to the applicable total compensation disclosed in the Summary Compensation Table.
CAP Reconciliation Table

	FY 2024
	PEO ($)	Average for Other NEOs ($)
Summary Compensation Table Total	$6,780,834	$2,038,803
Adjustments
Subtract: Reported value of equity awards (1)	3,985,317	1,102,505
Add: Year end fair value of outstanding equity awards granted in covered year (2)	6,061,626	1,112,096
Add: Change in fair value of outstanding equity awards granted in prior years and unvested at year end (3)	2,979,392	754,902
Add: Change in vesting date fair value of equity awards granted in prior years that vested in covered year (4)	141,941	49,526
Subtract: Fair value at end of prior year of equity awards that failed to meet vesting conditions in covered year (5)	28,918	6,375
Total Adjustments	5,168,724	807,644
Compensation Actually Paid	$11,949,558	$2,846,447

1	This line represents the total of the amounts reported in the “Stock Awards” and "Option Awards" columns in the Summary Compensation Table for the applicable year.
2	This line represents the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the covered fiscal year.
3	This line represents the amount of change in fair value as of the end of the applicable year from the end of the prior fiscal year of any equity awards granted in prior years that are outstanding and unvested as of the end of the applicable year.
4	This line is for equity awards granted in prior years that vest in the applicable year, and for the applicable year, is equal to the change in fair value as of the vesting date of the respective equity award from the end of the prior fiscal year.
5	This line is for equity awards granted in prior years that failed to vest in the applicable year, and for the applicable year, is equal to the fair value at the end of the prior fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 2,038,803	$ 1,341,924	$ 810,123	$ 1,078,893
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,846,447	1,517,618	113,734	1,341,850
Adjustment to Non-PEO NEO Compensation Footnote
The dollar amounts reported represent the average amount of CAP to the NEOs as a group (excluding Mr. Culbreth (for 2024, 2023, 2022 and 2021) and Mr. Dunston (for 2021). See CAP Reconciliation Table below for information on adjustments made to the applicable total compensation disclosed in the Summary Compensation Table.
CAP Reconciliation Table

	FY 2024
	PEO ($)	Average for Other NEOs ($)
Summary Compensation Table Total	$6,780,834	$2,038,803
Adjustments
Subtract: Reported value of equity awards (1)	3,985,317	1,102,505
Add: Year end fair value of outstanding equity awards granted in covered year (2)	6,061,626	1,112,096
Add: Change in fair value of outstanding equity awards granted in prior years and unvested at year end (3)	2,979,392	754,902
Add: Change in vesting date fair value of equity awards granted in prior years that vested in covered year (4)	141,941	49,526
Subtract: Fair value at end of prior year of equity awards that failed to meet vesting conditions in covered year (5)	28,918	6,375
Total Adjustments	5,168,724	807,644
Compensation Actually Paid	$11,949,558	$2,846,447

1	This line represents the total of the amounts reported in the “Stock Awards” and "Option Awards" columns in the Summary Compensation Table for the applicable year.
2	This line represents the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the covered fiscal year.
3	This line represents the amount of change in fair value as of the end of the applicable year from the end of the prior fiscal year of any equity awards granted in prior years that are outstanding and unvested as of the end of the applicable year.
4	This line is for equity awards granted in prior years that vest in the applicable year, and for the applicable year, is equal to the change in fair value as of the vesting date of the respective equity award from the end of the prior fiscal year.
5	This line is for equity awards granted in prior years that failed to vest in the applicable year, and for the applicable year, is equal to the fair value at the end of the prior fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Net Income (Loss)	$ 116,216,000	$ 93,723,000	$ (29,722,000)	$ 61,193,000
Company Selected Measure Amount	252,773,000	240,379,000	137,957,000	226,504,000
Additional 402(v) Disclosure
Pay Versus Performance

As required by Item 402(v) of Regulation S-K under the Exchange Act, we are providing the following information about the relationship between compensation actually paid (“CAP”) as calculated pursuant to Item 402(v) and performance. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K and does not necessarily reflect value actually realized by the executives or how the Compensation and Social Principles Committee evaluates compensation decisions in light of Company or individual performance. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, see “Compensation Discussion and Analysis” above.
Cumulative total shareholder return (“TSR”) is calculated based on a hypothetical $100 investment beginning at the market close on the last trading day before fiscal 2021. The TSR is reported on a cumulative basis over fiscal 2021-2024. Specifically, TSR for fiscal 2021 in the table will represent TSR over fiscal 2021. TSR for fiscal 2022 will represent the cumulative TSR over fiscal 2021 and fiscal 2022. TSR for fiscal 2023 will represent the cumulative TSR over fiscal 2021, 2022 and 2023. TSR for fiscal 2024 will represent the cumulative TSR over fiscal 2021, 2022, 2023 and 2024.
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
Financial Performance Measures

As described in greater detail under “Compensation Discussion and Analysis” above, the Company’s executive compensation program reflects a variable pay‑for‑performance philosophy. The metrics we use for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures we used to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance are as follows:
Analysis of the Information Presented in the Pay versus Performance Table

We believe the “Compensation Actually Paid” in each of the years reported above and over the three-year cumulative period are reflective of the Compensation and Social Principles Committee’s philosophy to create and reinforce a pay for performance culture. As described in the CD&A above, a significant portion of annual target compensation awarded to NEOs is compensation at risk because it is dependent on the Company’s performance against pre-established performance goals under our Annual Incentive Plan, including our adjusted EBITDA, free cash flow, adjusted earnings per share, and return on equity performance. The amounts reflected as “Compensation Actually Paid” represents a new required calculation of compensation that differs significantly from the Summary Compensation Table calculation of compensation, primarily as it relates to equity valuations. The Compensation Actually Paid calculation also differs from the way in which the Compensation and Social Principles Committee views annual compensation decisions, as discussed in the CD&A. The amounts shown in the tables above are calculated in accordance with SEC rules and may not reflect actual amounts paid or earned by the NEOs, including with respect to equity awards that remain subject to forfeiture if vesting conditions are not satisfied.

The charts below show the relationship between “Compensation Actually Paid” to the Company’s PEOs and NEOs in fiscal 2022, 2023 and 2024, respectively, calculated under the SEC rules and the Company’s TSR, S&P Household Durables TSR, the Company’s Net Income and its Adjusted EBITDA:

Total Shareholder Return Percent	0.7910	(0.0170)	(0.0890)	0.9350
Peer Group Total Shareholder Return Percent	1.4540	0.8460	0.4990	0.9670
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA;
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP financial measure. The Company defines Adjusted EBITDA as net income determined in accordance with GAAP adjusted to exclude, (1) income tax expense, (2) interest expense, net, (3) depreciation and amortization expense, net of amounts included in restructuring, (4) amortization of customer relationship intangibles and trademarks, (5) expenses related to the RSI acquisition and subsequent restructuring charges that the Company incurred related to the acquisition, (6) non-recurring restructuring charges, (7) stock-based compensation expense, (8) gain/loss on asset disposals, (9) change in fair value of foreign exchange forward contracts, and (10) net gain/loss on debt forgiveness and modification. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow;
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share; and
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital.
Mr. Culbreth [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,780,834	$ 4,563,670	$ 2,250,867	$ 2,942,333
PEO Actually Paid Compensation Amount	$ 11,949,558	$ 5,133,276	$ (43,926)	4,183,505
PEO Name	Mr. Culbreth	Mr. Culbreth	Mr. Culbreth
S. Cary Dunston [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				4,076,674
PEO Actually Paid Compensation Amount				$ (110,210)
PEO Name			S. Cary Dunston
PEO | Mr. Culbreth [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,985,317
PEO | Mr. Culbreth [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	6,061,626
PEO | Mr. Culbreth [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	2,979,392
PEO | Mr. Culbreth [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	141,941
PEO | Mr. Culbreth [Member] | Additions for Various Reasons [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	28,918
PEO | Mr. Culbreth [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,168,724
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,102,505
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,112,096
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	754,902
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	49,526
Non-PEO NEO | Additions for Various Reasons [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	6,375
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 807,644